Prospectus Supplement	March 1, 2017

Putnam VT Income Fund
Prospectus dated April 30, 2016

The sub-section Portfolio managers in the section Your fund’s management is replaced in its entirety with the following:

Portfolio managers

Michael Salm, Co-Head of Fixed Income, portfolio manager of the fund since 2007

Brett Kozlowski, Portfolio Manager, portfolio manager of the fund since 2011

Emily Shanks, Portfolio Manager, portfolio manager of the fund since 2017

The following replaces similar disclosure under the sub-section The fund’s investment manager – Portfolio managers in the section Who oversees and manages the fund?:

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio managers	Joined fund	Employer	Positions over past five years

		Putnam Management
Michael Salm	2007	1997–Present	Co-Head of Fixed Income

		Putnam Management
Brett Kozlowski	2011	2008–Present	Portfolio Manager

		Putnam Management	Portfolio Manager
		2012–Present	Previously, Analyst

		Barclays Capital
Emily Shanks	2017	2008–2012	Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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Statement of Additional Information Supplement	March 1, 2017

Putnam VT Income Fund
Statement of Additional Information dated April 30, 2016

The sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the fund’s portfolio managers are now Michael Salm, Brett Kozlowski, and Emily Shanks. These sub-sections are also supplemented with regards solely to Ms. Shanks as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio manager managed as of January 31, 2017. The other accounts may include accounts for which the individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Emily Shanks	0	$0	1	$53,100,000	6	$10,792,200,000

Ownership of securities

As of January 31, 2017, Ms. Shanks and her immediate family members did not beneficially own equity securities in the fund. The fund is offered only to separate accounts of insurance companies. Individual investors may not invest in the fund directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the fund as an investment option.

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